Schedule of Investments (unaudited) July 31, 2020	iShares® Transportation Average ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 24.5%
CH Robinson Worldwide Inc.	330,640	$30,987,581
Expeditors International of Washington Inc.(a)	376,391	31,808,804
FedEx Corp.	353,756	59,572,510
United Parcel Service Inc., Class B	253,690	36,216,784

		158,585,679

Airlines — 16.0%
Alaska Air Group Inc.	629,521	21,680,703
American Airlines Group Inc.(a)	1,065,137	11,844,323
Delta Air Lines Inc.	687,200	17,159,384
JetBlue Airways Corp.(a)(b)	1,215,411	12,567,350
Southwest Airlines Co.	645,653	19,944,221
United Airlines Holdings Inc.(b)	645,199	20,246,345

		103,442,326

Marine — 5.8%
Kirby Corp.(b)	467,809	21,631,488
Matson Inc.	434,937	15,840,406

		37,471,894

Road & Rail — 53.0%
Avis Budget Group Inc.(a)(b)	668,684	17,318,916
CSX Corp.	420,584	30,004,462
JB Hunt Transport Services Inc.	241,956	31,309,106
Kansas City Southern	365,053	62,734,358
Landstar System Inc.(a)	348,614	42,454,213
Norfolk Southern Corp.	386,140	74,219,969
Ryder System Inc.	490,409	17,963,682
Union Pacific Corp.	381,026	66,050,857

		342,055,563

Total Common Stocks — 99.3% (Cost: $665,279,019)		641,555,462

Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.40%(c)(d)(e)	30,318,780	$30,352,131
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.12%(c)(d)	1,728,000	1,728,000

		32,080,131

Total Short-Term Investments — 5.0% (Cost: $32,058,940)		32,080,131

Total Investments in Securities — 104.3% (Cost: $697,337,959)		673,635,593

Other Assets, Less Liabilities — (4.3)%		(27,703,655)

Net Assets — 100.0%		$645,931,938

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,459,460	$4,897,370	(a)	$—	$(2,539)	$(2,160)	$30,352,131	30,318,780	$110,440	(b)	$—
BlackRock Cash Funds: Treasury, S L Agency Shares	988,000	740,000	(a)	—	—	—	1,728,000	1,728,000	420		—

					$(2,539)	$(2,160)	$32,080,131		$110,860		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Transportation Average ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	1	09/18/20	$186	$8,000
S&P Select Sector Industrial E-Mini Index	9	09/18/20	648	31,609

				$39,609

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$641,555,462	$—	$—	$641,555,462
Money Market Funds	32,080,131	—	—	32,080,131

	$673,635,593	$—	$—	$673,635,593

Derivative financial instruments(a)
Assets
Futures Contracts	$39,609	$—	$—	$39,609

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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